Expected credit loss measurement - Coverage ratios (Narrative) (Detail)	12 Months Ended
Dec. 31, 2019
Decrease in value of real estate collateral by 20 percent
Disclosure Of Provision Matrix [Line Items]
Percentage of carrying amount of Swiss residential mortgage loans covered by real estate collateral	100.00%
Decrease in value of real estate collateral by 30 percent
Disclosure Of Provision Matrix [Line Items]
Percentage of carrying amount of Swiss residential mortgage loans covered by real estate collateral	98.00%
UBS AG | Decrease in value of real estate collateral by 20 percent
Disclosure Of Provision Matrix [Line Items]
Percentage of carrying amount of Swiss residential mortgage loans covered by real estate collateral	100.00%
UBS AG | Decrease in value of real estate collateral by 30 percent
Disclosure Of Provision Matrix [Line Items]
Percentage of carrying amount of Swiss residential mortgage loans covered by real estate collateral	98.00%